Derivatives (Summary of Hedging Instruments by Term to Maturity) (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Multiple derivatives including interest rate swaps [member] | Cross currency interest rate swap [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 212,900	$ 188,500
Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	195,489	159,693
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Carrying Value Of Foreign Currency Deposit Liabilities Designated As Nonderivative Hedging Instruments	$ 60,300	$ 77,400